Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005433 | Top10HoldingDatadogBNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005433 | Top10HoldingCloudflareBNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005433 | Top10HoldingComfort Systems USABNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005433 | Top10HoldingAstera LabsBNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005433 | Top10HoldingSnowflakeBNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005433 | Top10HoldingTeradyneBNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005433 | Top10HoldingCencoraBNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005433 | Top10HoldingTarga ResourcesBNY-87612G101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005433 | Top10HoldingRocket LabBNY-773121108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005433 | Top10HoldingSimon Property GroupBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005433 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000005433 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000005433 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000005433 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005433 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005433 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005433 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005433 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005433 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005433 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190557 | Top10HoldingDatadogBNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190557 | Top10HoldingCloudflareBNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190557 | Top10HoldingComfort Systems USABNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190557 | Top10HoldingAstera LabsBNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190557 | Top10HoldingSnowflakeBNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190557 | Top10HoldingTeradyneBNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190557 | Top10HoldingCencoraBNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190557 | Top10HoldingTarga ResourcesBNY-87612G101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190557 | Top10HoldingRocket LabBNY-773121108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190557 | Top10HoldingSimon Property GroupBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190557 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000190557 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000190557 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000190557 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000190557 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190557 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190557 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190557 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190557 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190557 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%